Inventories	6 Months Ended
Feb. 29, 2024
Inventories
Inventories

4. Inventories

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Raw materials	3,665,531	1,553,501
Work-in-process	259,498	369,753
Finished goods	856,736	522,300
	4,781,765	2,445,554

For the three-month and six-month periods ended February 29, 2024, inventories recognized as an expense amounted to $508,528 and $1,059,392 respectively [February 28, 2023 – $781,871 and $1,857,355 respectively].

For the three-month and six-month periods ended February 29, 2024, cost of sales includes depreciation of $53,497 and $126,126 respectively [February 28, 2023 – $139,199 and $314,125 respectively].